                       SUPPLEMENT DATED JANUARY 18, 2001
                        TO PROSPECTUS DATED MAY 1, 2000

                                       OF

                         EUROPEAN REAL ESTATE PORTFOLIO
                          ASIAN REAL ESTATE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO

                                 PORTFOLIOS OF

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is hereby amended and supplemented to reflect the imposition of a redemption fee on certain redemptions of shares of the European Real Estate and Asian Real Estate Portfolios. Shares of the European Real Estate and Asian Real Estate Portfolios purchased on or after January 29, 2001 and redeemed within 60 days of purchase will be subject to a 2% redemption fee (short-term trading fee). The redemption fee is payable to the Portfolio and is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading in Portfolio shares. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading.

The paragraph and chart under "FEES AND EXPENSES OF THE PORTFOLIO" on page 6 are hereby deleted and replaced with the following:

The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.

                                                                   EUROPEAN           ASIAN            U.S.
                                                                  REAL ESTATE      REAL ESTATE      REAL ESTATE
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------
 REDEMPTION FEE (AS A % OF THE AMOUNT REDEEMED)+                      2.00%            2.00%            NONE
---------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------
1999 ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
MANAGEMENT FEES
---------------------------------------------------------------------------------------------------------------
 CLASS A                                                              0.80%            0.80%            0.80%
---------------------------------------------------------------------------------------------------------------
 CLASS B                                                              0.80%            0.80%            0.80%
12B-1 FEES
---------------------------------------------------------------------------------------------------------------
 CLASS A                                                              NONE             NONE             NONE
---------------------------------------------------------------------------------------------------------------
 CLASS B                                                              0.25%            0.25%            0.25%
OTHER EXPENSES
---------------------------------------------------------------------------------------------------------------
 CLASS A                                                              0.91%            2.39%            0.22%
---------------------------------------------------------------------------------------------------------------
 CLASS B                                                              0.91%            2.05%            0.22%
TOTAL ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------
 CLASS A                                                              1.71%            3.19%            1.02%
---------------------------------------------------------------------------------------------------------------
 CLASS B                                                              1.96%            3.10%            1.27%

+ PAYABLE TO THE PORTFOLIO ON SHARES REDEEMED WITHIN 60 DAYS OF PURCHASE. THE
  REDEMPTION FEE MAY BE WAIVED BY THE FUND. SEE "SHAREHOLDER INFORMATION" FOR MORE INFORMATION ON REDEMPTION FEES.

The paragraph under "HOW TO REDEEM SHARES" on page 10 is hereby deleted and replaced with the following:

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each described above under "How to purchase shares." The redemption price will be the net asset value per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. Shares of the European Real Estate and Asian Real Estate Portfolios redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.
                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 18, 2001
                        TO PROSPECTUS DATED MAY 1, 2000

                                       OF

                         GLOBAL FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is hereby amended and supplemented to reflect the imposition of a redemption fee on certain redemptions of shares of the Global Fixed Income Portfolio. Shares of the Global Fixed Income Portfolio purchased on or after January 29, 2001 and redeemed within 60 days of purchase will be subject to a 2% redemption fee (short-term trading fee). The redemption fee is payable to the Portfolio and is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading in Portfolio shares. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading.
The paragraph and chart under "FEES AND EXPENSES OF THE PORTFOLIO" on page 5 are hereby deleted and replaced with the following:
The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.

                                                                     GLOBAL             HIGH
                                                                  FIXED INCOME         YIELD
                                                                    PORTFOLIO        PORTFOLIO
Shareholder Fees
-----------------------------------------------------------------------------------------------
 Redemption Fee (AS A % OF THE AMOUNT REDEEMED)+                       2.00%            None
-----------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1999 Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM FUND ASSETS)*
Management Fees
-----------------------------------------------------------------------------------------------
 Class A                                                               0.40%           0.375%
-----------------------------------------------------------------------------------------------
 Class B                                                               0.40%           0.375%
12b-1 Fees
-----------------------------------------------------------------------------------------------
 Class A                                                               None             None
-----------------------------------------------------------------------------------------------
 Class B                                                               0.15%++          0.25%
Other Expenses
-----------------------------------------------------------------------------------------------
 Class A                                                               0.36%            0.22%
-----------------------------------------------------------------------------------------------
 Class B                                                               0.36%            0.23%
Total Annual Fund Operating Expenses
-----------------------------------------------------------------------------------------------
 Class A                                                               0.76%            0.59%
-----------------------------------------------------------------------------------------------
 Class B                                                               0.91%            0.85%

+ PAYABLE TO THE PORTFOLIO ON SHARES REDEEMED WITHIN 60 DAYS OF PURCHASE. THE
  REDEMPTION FEE MAY BE WAIVED BY THE FUND. SEE "SHAREHOLDER INFORMATION" FOR MORE INFORMATION ON REDEMPTION FEES.
++ THE ACTUAL 12B-1 FEE PAID BY THE PORTFOLIO FOR THE LAST FISCAL YEAR WAS 0.15%
   BECAUSE MORGAN STANLEY HAS VOLUNTARILY AGREED TO WAIVE 0.10% OF THE 0.25% DISTRIBUTION FEE IT IS ENTITLED TO RECEIVE.

The paragraph under "How to redeem shares" on page 9 is hereby deleted and replaced with the following:

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each described above under "How to purchase shares." The redemption price will be the net asset value per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. Shares of the Global Fixed Income Portfolio redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.
                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 18, 2001
                        TO PROSPECTUS DATED MAY 1, 2000

                                       OF

                         INTERNATIONAL MAGNUM PORTFOLIO

                                 A PORTFOLIO OF

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is hereby amended and supplemented to reflect the imposition of a redemption fee on certain redemptions of Portfolio shares. Portfolio shares purchased on or after January 29, 2001 and redeemed within 60 days of purchase will be subject to a 2% redemption fee (short-term trading fee). The redemption fee is payable to the Portfolio and is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading in Portfolio shares. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading.

The paragraph and chart under "FEES AND EXPENSES OF THE PORTFOLIO" on page 4 are hereby deleted and replaced with the following:

The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.

                                                                   INTERNATIONAL MAGNUM
                                                                         PORTFOLIO
Shareholder Fees
-----------------------------------------------------------------------------------------
 Redemption Fee (AS A % OF THE AMOUNT REDEEMED)+                            2.00%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1999 Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM FUND ASSETS)*
Management Fees
-----------------------------------------------------------------------------------------
 Class A                                                                    0.80%
-----------------------------------------------------------------------------------------
 Class B                                                                    0.80%
12b-1 Fees
-----------------------------------------------------------------------------------------
 Class A                                                                    None
-----------------------------------------------------------------------------------------
 Class B                                                                    0.25%
Other Expenses
-----------------------------------------------------------------------------------------
 Class A                                                                    0.31%
-----------------------------------------------------------------------------------------
 Class B                                                                    0.30%
Total Annual Fund Operating Expenses
-----------------------------------------------------------------------------------------
 Class A                                                                    1.11%
-----------------------------------------------------------------------------------------
 Class B                                                                    1.35%

+ PAYABLE TO THE PORTFOLIO ON SHARES REDEEMED WITHIN 60 DAYS OF PURCHASE. THE
  REDEMPTION FEE MAY BE WAIVED BY THE FUND. SEE "SHAREHOLDER INFORMATION" FOR MORE INFORMATION ON REDEMPTION FEES.

The paragraph under "How to redeem shares" on page 7 is hereby deleted and replaced with the following:

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each described above under "How to purchase shares." The redemption price will be the net asset value per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. Shares redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.
                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 18, 2001
                        TO PROSPECTUS DATED MAY 1, 2000

                                       OF

                             ASIAN EQUITY PORTFOLIO
                           JAPANESE EQUITY PORTFOLIO

                                 PORTFOLIOS OF

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is hereby amended and supplemented to reflect the imposition of a redemption fee on certain redemptions of shares of the Portfolios. Shares of the Portfolios purchased on or after January 29, 2001 and redeemed within 60 days of purchase will be subject to a 2% redemption fee (short-term trading fee). The redemption fee is payable to the Portfolio and is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading in Portfolio shares. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading.

The paragraph and chart under "FEES AND EXPENSES OF THE PORTFOLIO" on page 5 are hereby deleted and replaced with the following:

The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.

                                                                  ASIAN EQUITY       JAPANESE EQUITY
                                                                    PORTFOLIO           PORTFOLIO
Shareholder Fees
-----------------------------------------------------------------------------------------------------
 Redemption Fee (AS A % OF THE AMOUNT REDEEMED)+                       2.00%               2.00%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
1999 Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM FUND ASSETS)*
Management Fees
-----------------------------------------------------------------------------------------------------
 Class A                                                               0.80%               0.80%
-----------------------------------------------------------------------------------------------------
 Class B                                                               0.80%               0.80%
12b-1 Fees
-----------------------------------------------------------------------------------------------------
 Class A                                                               None                None
-----------------------------------------------------------------------------------------------------
 Class B                                                               0.25%               0.25%
Other Expenses
-----------------------------------------------------------------------------------------------------
 Class A                                                               0.81%               0.34%
-----------------------------------------------------------------------------------------------------
 Class B                                                               0.82%               0.34%
Total Annual Fund Operating Expenses
-----------------------------------------------------------------------------------------------------
 Class A                                                               1.61%               1.14%
-----------------------------------------------------------------------------------------------------
 Class B                                                               1.87%               1.39%

+ PAYABLE TO THE PORTFOLIO ON SHARES REDEEMED WITHIN 60 DAYS OF PURCHASE. THE
  REDEMPTION FEE MAY BE WAIVED BY THE FUND. SEE "SHAREHOLDER INFORMATION" FOR MORE INFORMATION ON REDEMPTION FEES.

The paragraph under "How to redeem shares" on page 9 is hereby deleted and replaced with the following:

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each described above under "How to purchase shares." The redemption price will be the net asset value per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. Shares of a Portfolio redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 18, 2001
                        TO PROSPECTUS DATED MAY 1, 2000

                                       OF

                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            LATIN AMERICAN PORTFOLIO

                                 PORTFOLIOS OF

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is hereby amended and supplemented to reflect the imposition of a redemption fee on certain redemptions of shares of the Emerging Markets and Emerging Markets Debt Portfolios. Shares of the Emerging Markets and Emerging Markets Debt Portfolios purchased on or after January 29, 2001 and redeemed within 60 days of purchase will be subject to a 2% redemption fee (short-term trading fee). The redemption fee is payable to the Portfolio and is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading in Portfolio shares. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading.

The paragraph and chart under "FEES AND EXPENSES OF THE PORTFOLIO" on page 6 are hereby deleted and replaced with the following:

The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.

                                                                   EMERGING          EMERGING            LATIN
                                                                   MARKETS            MARKETS           AMERICAN
                                                                  PORTFOLIO       DEBT PORTFOLIO       PORTFOLIO
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------
 REDEMPTION FEE (AS A % OF THE AMOUNT REDEEMED)+                     2.00%              2.00%           NONE
-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1999 ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
MANAGEMENT FEES
-----------------------------------------------------------------------------------------------------------------
 CLASS A                                                             1.25%              0.75%             1.10%
-----------------------------------------------------------------------------------------------------------------
 CLASS B                                                             1.25%              0.75%             1.10%
12b-1 FEES
-----------------------------------------------------------------------------------------------------------------
 CLASS A                                                             NONE               NONE              NONE
-----------------------------------------------------------------------------------------------------------------
 CLASS B                                                             0.25%              0.25%             0.25%
OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------
 CLASS A                                                             0.39%              0.65%             1.02%
-----------------------------------------------------------------------------------------------------------------
 CLASS B                                                             0.38%              0.65%             1.00%
TOTAL ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------
 CLASS A                                                             1.64%              1.40%             2.12%
-----------------------------------------------------------------------------------------------------------------
 CLASS B                                                             1.88%              1.65%             2.35%

+ PAYABLE TO THE PORTFOLIO ON SHARES REDEEMED WITHIN 60 DAYS OF PURCHASE. THE
  REDEMPTION FEE MAY BE WAIVED BY THE FUND. SEE "SHAREHOLDER INFORMATION" FOR MORE INFORMATION ON REDEMPTION FEES.

The paragraph under "HOW TO REDEEM SHARES" on page 10 is hereby deleted and replaced with the following:

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each described above under "How to purchase shares." The redemption price will be the net asset value per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. Shares of the Emerging Markets and Emerging Markets Debt Portfolios redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 18, 2001
                        TO PROSPECTUS DATED MAY 1, 2000
                           AS PREVIOUSLY SUPPLEMENTED
                                ON JULY 27, 2000
                              AND OCTOBER 23, 2000

                                       OF

                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                       INTERNATIONAL SMALL CAP PORTFOLIO
                           EUROPEAN EQUITY PORTFOLIO

                                 PORTFOLIOS OF

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is hereby amended and supplemented to reflect the imposition of a redemption fee on certain redemptions of shares of the Portfolios. Shares of the Portfolios purchased on or after January 29, 2001 and redeemed within 60 days of purchase will be subject to a 2% redemption fee (short-term trading fee). The redemption fee is payable to the Portfolio and is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading in Portfolio shares. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. In addition, the 0.50% transaction fee for the International Small Cap Portfolio is hereby eliminated.
The paragraph and chart under "FEES AND EXPENSES OF THE PORTFOLIO" on page 7 are hereby deleted and replaced with the following:
The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.

                                                       GLOBAL        INTERNATIONAL       INTERNATIONAL        EUROPEAN
                                                       EQUITY            EQUITY            SMALL CAP           EQUITY
                                                     PORTFOLIO         PORTFOLIO           PORTFOLIO         PORTFOLIO
Shareholder Fees
-----------------------------------------------------------------------------------------------------------------------
 Redemption Fee (AS A % OF THE AMOUNT
 REDEEMED)+                                             2.00%             2.00%               2.00%             2.00%
-----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------
1999 Annual Fund Operating Expenses
(EXPENSES DEDUCTED FROM FUND ASSETS)*

Management Fees
-----------------------------------------------------------------------------------------------------------------------
 Class A                                                0.80%             0.80%               0.95%             0.80%
-----------------------------------------------------------------------------------------------------------------------
 Class B                                                0.80%             0.80%             N/A                 0.80%

12b-1 Fees
-----------------------------------------------------------------------------------------------------------------------
 Class A                                                None              None                None              None
-----------------------------------------------------------------------------------------------------------------------
 Class B                                                0.25%             0.25%             N/A                 0.25%
Other Expenses
-----------------------------------------------------------------------------------------------------------------------
 Class A                                                0.26%             0.21%               0.25%             0.42%
-----------------------------------------------------------------------------------------------------------------------
 Class B                                                0.26%             0.21%             N/A                 0.43%
Total Annual Fund Operating Expenses
-----------------------------------------------------------------------------------------------------------------------
 Class A                                                1.06%             1.01%               1.20%             1.22%
-----------------------------------------------------------------------------------------------------------------------
 Class B                                                1.31%             1.26%             N/A                 1.48%

+ PAYABLE TO THE PORTFOLIO ON SHARES REDEEMED WITHIN 60 DAYS OF PURCHASE. THE
  REDEMPTION FEE MAY BE WAIVED BY THE FUND. SEE "SHAREHOLDER INFORMATION" FOR MORE INFORMATION ON REDEMPTION FEES.

The second paragraph under "How to purchase shares" on page 11 is hereby deleted and replaced with the following:

The minimum initial investment generally is $500,000 for Class A shares and $100,000 for Class B shares of each Portfolio. The minimum additional investment generally is $1,000 for each account that you have. If the value of your account falls below the minimum initial investment amount for Class A shares or Class B shares as a result of share redemptions, the Fund will notify you. Your account may be subject to involuntary conversion from Class A shares to Class B shares or involuntary redemption in the case of Class B shares if the value of your account remains below the minimum initial investment amount for 60 consecutive days. MSDW Investment Management may waive the minimum initial investment and involuntary conversion or redemption features for certain investors, including individuals purchasing through a Financial Intermediary.

The paragraph under "How to redeem shares" on page 12 is hereby deleted and replaced with the following:

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each described above under "How to purchase shares." The redemption price will be the net asset value per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. Shares of a Portfolio redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.
                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 18, 2001
                        TO PROSPECTUS DATED MAY 1, 2000

                                       OF

                   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

                                 A PORTFOLIO OF

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is hereby amended and supplemented to reflect the imposition of a redemption fee on certain redemptions of Portfolio shares. Portfolio shares purchased on or after January 29, 2001 and redeemed within 60 days of purchase will be subject to a 2% redemption fee (short-term trading fee). The redemption fee is payable to the Portfolio and is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading in Portfolio shares. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading.

The paragraph and chart under "FEES AND EXPENSES OF THE PORTFOLIO"on page 4 are hereby deleted and replaced with the following:

The Commission requires that the Fund disclose in the table below the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers, which are described in the footnotes below, and/or expense reimbursements from MSDW Investment Management.

                                                                    ACTIVE INTERNATIONAL
                                                                    ALLOCATION PORTFOLIO
SHAREHOLDER FEES
------------------------------------------------------------------------------------------
 REDEMPTION FEE (AS A % OF THE AMOUNT REDEEMED)+                            2.00%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
1999 ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
MANAGEMENT FEES
------------------------------------------------------------------------------------------
 CLASS A                                                                    0.65%
------------------------------------------------------------------------------------------
 CLASS B                                                                    0.65%
12b-1 FEES
------------------------------------------------------------------------------------------
 CLASS A                                                                    NONE
------------------------------------------------------------------------------------------
 CLASS B                                                                    0.25%
OTHER EXPENSES
------------------------------------------------------------------------------------------
 CLASS A                                                                    0.27%
------------------------------------------------------------------------------------------
 CLASS B                                                                    0.27%
TOTAL ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------
 CLASS A                                                                    0.92%
------------------------------------------------------------------------------------------
 CLASS B                                                                    1.17%

+ PAYABLE TO THE PORTFOLIO ON SHARES REDEEMED WITHIN 60 DAYS OF PURCHASE. THE
  REDEMPTION FEE MAY BE WAIVED BY THE FUND. SEE "SHAREHOLDER INFORMATION" FOR MORE INFORMATION ON REDEMPTION FEES.

The paragraph under "HOW TO REDEEM SHARES" on page 7 is hereby deleted and replaced with the following:

You may redeem Portfolio shares directly from the Fund, through the Distributor or through your Financial Intermediary, each described above under "How to purchase shares." The redemption price will be the net asset value per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. Shares redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days. In certain circumstances, for example, if payment of redemption proceeds in cash would be detrimental to the remaining shareholders, the Portfolio may pay a portion of the redemption proceeds by a distribution-in-kind of readily marketable portfolio securities.

                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 18, 2001
            TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000

                                       OF

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Statement of Additional Information is hereby amended and supplemented to reflect the imposition of a redemption fee on certain redemptions of Portfolio shares. Shares of certain Portfolios purchased on or after January 29, 2001 and redeemed within 60 days of purchase will be subject to a 2% redemption fee (short-term trading fee). The redemption fee is payable to the Portfolio and is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading in Portfolio shares. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. In addition, the 0.50% transaction fee for the International Small Cap Portfolio is hereby eliminated.
                            ------------------------

The second paragraph under "PURCHASE OF SHARES" on page 27 is hereby deleted and replaced with the following:

Shares of each Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund or its designee of a purchase order as described under "Methods of Purchase" and "Investment through Financial Intermediaries." Class B Shares of the Money Market Portfolio are available for purchase only through Financial Intermediaries (as discussed below) that have made arrangements with the Fund. The net asset value per share of each Portfolio is calculated on days that the NYSE is open for business. Net asset value per share is determined (i) for each non-money market Portfolio, as of the close of trading of the NYSE (normally 4:00 p.m. Eastern Time); (ii) for the Money Market Portfolio, as of 12:00 noon Eastern Time; and (iii) for the Municipal Money Market Portfolio, as of 11:00 a.m. Eastern Time (for each Portfolio, the "Pricing Time").
                            ------------------------

The second paragraph under "REDEMPTION OF SHARES" on page 29 is hereby deleted and replaced with the following:

Class A shares of each Portfolio and Class B shares of each Portfolio, except for the International Small Cap and Municipal Money Market Portfolios that do not offer Class B shares, may be redeemed at any time at the net asset value per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. Shares of the European Real Estate, Asian Real Estate, Asian Equity, Japanese Equity, Emerging Markets, Emerging Markets Debt, Global Equity, International Equity, International Small Cap, European Equity, International Magnum, Global Fixed Income and Active International Allocation Portfolios redeemed within 60 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and remaining shareholders from the effects of short-term trading. The Fund may waive the redemption fee in certain instances, including when it determines that imposition of the redemption fee is not necessary to protect the Portfolio from the effects of short-term trading. The redemption fee is calculated based on and deducted from the redemption proceeds. The redemption fee does not apply to Portfolio shares acquired through reinvestment of dividends or distributions. In satisfying a redemption request, the Fund will automatically redeem shares acquired through reinvestment of dividends and distributions or held longer than 60 days, to the extent possible, unless a shareholder requests otherwise at the time of redemption.

The first paragraph under "EXCHANGE FEATURES" on page 30 is hereby deleted and replaced with the following:

You may exchange shares of each Portfolio that you own for shares of any other available Portfolio(s) of the Fund, subject to certain limitations. Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or sales charge of any kind (although a 2% redemption fee may be charged on exchanges of certain Portfolios within 60 days of purchase). You cannot exchange shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain Portfolios are not operational or may be unavailable to shareholders who purchased Portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which Portfolios are available for exchange.
                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE